Average Annual Total Returns - FidelitySmallCapStockK6Fund-PRO - FidelitySmallCapStockK6Fund-PRO - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2023
Fidelity Small Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(21.40%)
Past 5 years	4.49%
Since Inception	5.99%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Since Inception	5.78%	[1]

[1]	A From May 25, 2017